Condensed Consolidated Interim Statements of Operations and Other Comprehensive Income (Loss) (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Expenses
Research and development	$ 578	$ 723	$ 1,295	$ 2,028
General and administrative expenses	3,925	881	4,869	2,415
Loss from operations	(4,503)	(1,604)	(6,164)	(4,443)
Change in fair value of warrant liability	872	(716)	1,786	426
Change in fair value of put rights	(1,815)		(1,815)
Loss on revaluation of digital assets	(10)		(10)
Loss on revaluation of digital asset receivables	(96)		(96)
Loss on impairment – investment in Compedica	(4,804)		(4,804)
Gain on settlement with Parexel – iOx CRO		946		946
Depreciation expense		(7)		(15)
Foreign exchange transaction loss	(2)	(5)	(3)	(7)
Interest income, net	1	24	8	69
Share of losses from equity method investment	(12)		(44)
Loss before benefit for income taxes	(10,369)	(1,362)	(11,142)	(3,024)
Income tax expense				(2)
Net loss	(10,369)	(1,362)	(11,142)	(3,026)
Other comprehensive income
Unrealized gain on digital assets	26		26
Total comprehensive loss for period	(10,343)	(1,362)	(11,116)	(3,026)
Net loss attributable to:
Owners of the Company	(10,369)	(1,360)	(11,142)	(3,016)
Non-controlling interest		(2)		(10)
Net loss	(10,369)	(1,362)	(11,142)	(3,026)
Comprehensive loss attributable to:
Owners of the Company	(10,343)	(1,360)	(11,116)	(3,016)
Non-controlling interest		(2)		(10)
Total comprehensive loss for period	$ (10,343)	$ (1,362)	$ (11,116)	$ (3,026)
Loss per share
Loss per share, diluted	$ (4.13)	$ (1.26)	$ (5.13)	$ (2.84)
Weighted average shares outstanding
Weighted average shares outstanding, diluted	2,508	1,076	2,171	1,063